THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON AUGUST 15, 2001 PURSUANT
  TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
                          EXPIRED ON NOVEMBER 15, 2001

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001

                Check here if Amendment [x]; Amendment Number: 3

                        This Amendment (Check only one):
                              [X] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

September 26, 2003
--------------------------------------
(Date)

This  Amendment #3 restates in its entirety  Amendment #1 filed on November
13, 2001, which did not include the full Cover Page and Summary Page. This Amendment #3 restates Amendment #1 only and does not amend or restate the original Form 13F filed on August 15, 2001 or any other amendment thereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $944 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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

                                                               AMENDMENT NO.2 TO FORM 13F
                                                                                                                    (SEC USE ONLY)
QTR ENDED: 12/31/02                                      Name of Report Manager:  Sandell Asset Management

        Item 1:                Item 2 :      Item 3:    Item 4:   Item 5:     Item 6:    Item 7:                Item 8:
     Name of Issuer         Title of Class   CUSIP      Fair      Shares or  Investment Managers        Voting Authority (Shares)
                                             Number     Market    Principal  Discretion   See     (a) Sole    (b) Shared   (c) None
                                                        Value     Amount                Instr. V
                                                       (X$1000)
AIR CANADA CLASS A - NON VTG.    COM.       008911-30-7   944     200,000 SH   SOLE                                       200,000

                                  Value Total:          $ 944

                                  Entry Total:              1


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